Certnas
1-14667

15008142

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

SEP 24 2015

Washington, DC 20549

*Electronic Mail Only*

September 24, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on September 23, 2015 The Nasdaq Stock Market (the "Exchange") received from WMIH Corp. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Common Stock, par value $0.00001 per share

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery